Mairs & Power Minnesota Municipal Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)			March 31, 2021

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 60.1%
	MUNICIPAL BONDS 60.1%
$125,000	Housing & Redevelopment Authority of The City of St Paul Minnesota	3.500%	09/01/26	$131,329
200,000	North Branch Independent School District No 138	5.000%	02/01/28	247,110
240,000	County of Scott MN	5.000%	12/01/28	311,499
95,000	City of Apple Valley MN	3.000%	12/15/28	109,946
110,000	Minneapolis-St Paul Metropolitan Airports Commission	5.000%	01/01/29	134,026
85,000	City of Apple Valley MN	3.000%	12/15/29	99,315
35,000	Minneapolis-St Paul Metropolitan Airports Commission	5.000%	01/01/30	44,579
185,000	City of Hopkins MN	2.000%	02/01/30	198,926
35,000	Rocori Area Schools Independent School District No 750	4.000%	02/01/30	40,491
150,000	Rosemount-Apple Valley-Eagan Independent School District No 196	1.300%	04/01/30	149,085
130,000	County of Hennepin MN	5.000%	12/15/30	172,137
50,000	Pelican Rapids Independent School District No 548	2.150%	02/01/31	51,461
130,000	St Cloud Housing & Redevelopment Authority	2.000%	02/01/31	137,510
125,000	Minneapolis-St Paul Metropolitan Airports Commission	5.000%	01/01/32	150,596
100,000	Housing & Redevelopment Authority of The City of St Paul Minnesota	3.125%	11/15/32	106,638
160,000	St Cloud Housing & Redevelopment Authority	2.000%	02/01/33	167,134
115,000	City of Madelia MN	2.000%	02/01/33	118,796
300,000	Hibbing Independent School District No 701	3.000%	03/01/33	326,113
300,000	City of St Paul MN	2.000%	05/01/33	312,316
145,000	State of Minnesota	5.000%	08/01/33	189,113
40,000	City of Minneapolis MN	5.000%	11/15/33	49,544
100,000	County of Hennepin MN	5.000%	12/15/33	130,752
215,000	State of Minnesota	5.000%	08/01/34	279,491
90,000	University of Minnesota	5.000%	04/01/36	107,415
225,000	Fergus Falls Independent School District No 544	3.000%	02/01/37	238,829
100,000	City of Hanover MN	3.300%	02/01/37	105,590
25,000	City of Minneapolis MN	4.000%	11/15/37	28,283
190,000	City of Rochester MN	4.500%	11/15/38	194,878
150,000	County of Wright MN	3.000%	12/01/38	161,826
90,000	State of Minnesota	5.000%	08/01/39	117,524
50,000	City of Rochester MN	4.000%	11/15/41	51,271
				4,663,523
	TOTAL FIXED INCOME SECURITIES			$4,663,523
	(cost $4,656,439)

	SHORT-TERM INVESTMENTS 60.4%
4,683,618	First American Government Obligations Fund, Class X, 0.036% (a)			$4,683,618
	(cost $4,683,618)

	TOTAL INVESTMENTS 120.5%			$9,347,141
	(cost $9,340,057)

	OTHER ASSETS AND LIABILITIES (NET) (20.5)%			(1,588,389)

	TOTAL NET ASSETS 100.0%			$7,758,752

(a) The rate quoted is the annualized seven-day effective yield as of March 31, 2021.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC
(“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ shall be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation
If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or ii) the latest sales price on the Composite Market for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service
(a “Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the the bid and the asked prices, matrix pricing method or other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security's last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately pricecd The Board of Trustees will regularly evaluate whether the Fund's fair value pricing procedures continue to be approporiate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the
Trust's valuation committee.

Summary of Fair Value Exposure at March 31, 2021

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$-	$4,663,523	$-	$4,663,523
Short-Term Investments	4,683,618	-	-	4,683,618
Total Assets	$4,683,618	$4,663,523	$-	$9,347,141

The Fund did not hold any investments during the year with significant unobservable inputs which would be classified as Level 3.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The Fund did not invest in derivative securities or engage in hedging activities during the period ended March 31, 2021.